Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Severity of the losses on securities	95.00%
Trust preferred securities maturity period	5 years
Fair value on a non-recurring basis [Abstract]
Carrying amount of impaired loans receivable	$ 36,400	$ 42,200
Valuation allowance	1,300	2,500
Financial Assets [Abstract]
Investment securities available for sale, at fair value	44,854	42,567
Investment securities held to maturity, fair value	2,411	2,471
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	462	349
Other comprehensive gain – CDO’s	0	113
Settlements	(25)	0
Ending balance	$ 437	462
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay	1.00%
Trust preferred securities expected to default	0.57%
Variable basis point of discounted cash flow hedging	4.00%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage	5.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay	2.00%
Trust preferred securities expected to default	0.66%
Variable basis point of discounted cash flow hedging	9.59%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage	10.00%
Level 1 | Carrying Value
Financial Assets [Abstract]
Cash and cash equivalents	$ 70,720	27,429
Level 1 | Fair Value
Financial Assets [Abstract]
Cash and cash equivalents	70,720	27,429
Level 2 | Carrying Value
Financial Assets [Abstract]
Investment securities available for sale, at fair value	44,854	42,567
Investment securities held to maturity, fair value	2,224	2,181
Restricted stock	4,658	4,789
Loans held for sale	0	2,640
Loans, net	836,373	742,365
Accrued interest receivable	3,117	3,012
Financial Liabilities [Abstract]
Demand and savings deposits	446,026	384,726
Time deposits	342,668	280,484
Borrowings	93,053	98,053
Accrued interest payable	655	494
Level 2 | Fair Value
Financial Assets [Abstract]
Investment securities available for sale, at fair value	44,854	42,567
Investment securities held to maturity, fair value	2,411	2,471
Restricted stock	4,658	4,789
Loans held for sale	0	2,640
Loans, net	844,290	743,604
Accrued interest receivable	3,117	3,012
Financial Liabilities [Abstract]
Demand and savings deposits	446,027	384,726
Time deposits	344,300	282,080
Borrowings	90,362	95,492
Accrued interest payable	655	494
Recurring
Financial Assets [Abstract]
Investment securities available for sale, at fair value	44,854	42,567
Recurring | Level 1
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Level 2
Financial Assets [Abstract]
Investment securities available for sale, at fair value	44,417	42,105
Recurring | Level 3
Financial Assets [Abstract]
Investment securities available for sale, at fair value	437	462
Nonrecurring
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	16,070	20,066
OREO	10,528	16,629
Nonrecurring | Level 1
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 2
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 3
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	16,070	20,066
OREO	$ 10,528	$ 16,629